Share-Based Payments - Incentive Programs (Details)	12 Months Ended
	Dec. 31, 2020 EquityInstruments $ / shares	Dec. 31, 2019 EquityInstruments $ / shares	Dec. 31, 2018 SEK (kr) EquityInstruments $ / shares	Dec. 31, 2017 EquityInstruments $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding | EquityInstruments	1,279,086	2,575,586	2,518,086	1,661,500
Number of share options outstanding in share-based payment arrangement | EquityInstruments	1,089,000
Number of other equity instruments outstanding in share-based payment arrangement | EquityInstruments	1,279,086	2,575,586	2,518,086	1,661,500
Exercise price		$ 58	$ 56	$ 46
Warrants Of Warrant Program 2015/2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding | kr			365,000
Number of other equity instruments outstanding in share-based payment arrangement | kr			365,000
Warrants of Warrant Program 2017/2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding		1,296,500	1,296,500
Number of other equity instruments outstanding in share-based payment arrangement		1,296,500	1,296,500
Exercise price	$ 42.36
Price per Warrant in SEK	0.28
Value per Share in SEK	$ 21.18
Risk-Free Rate	(0.42)
Volatility	27
Warrants of Warrant Program 2018/2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding	856,586	856,586	856,586
Number of other equity instruments outstanding in share-based payment arrangement	856,586	856,586	856,586
Exercise price	$ 74.30
Price per Warrant in SEK	3.29
Value per Share in SEK	$ 46.50
Risk-Free Rate	(0.28)
Volatility	33
Warrants of Warrant Program 2019/2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding | EquityInstruments	422,500	422,500
Number of other equity instruments outstanding in share-based payment arrangement | EquityInstruments	422,500	422,500
Exercise price	$ 74.50
Price per Warrant in SEK	6.69
Value per Share in SEK	$ 54.39
Risk-Free Rate	(0.55)
Volatility	36
Share Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding | EquityInstruments	51,399	57,032
Number of other equity instruments outstanding in share-based payment arrangement | EquityInstruments	51,399	57,032
Board LTIP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding | EquityInstruments	31,371
Number of other equity instruments outstanding in share-based payment arrangement | EquityInstruments	31,371